Investment accounted for using equity method - Summarized financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2024	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 29,895	$ 6,277	$ 793	$ 793	$ 1,140
Trade and other receivables	11,198	219		162
Total current assets	196,932	112,235		19,672
Current liabilities
Trade and other payables	13,427	1,841		637
Total current liabilities	145,298	99,564		$ 41,399
Net assets	(51,634)	(12,670)
Cost of revenue	(16,653)	(4,980)	(1,565)
Gross profit	49,436	2,495	1,169
Operating expenses	(46,841)	(7,801)	(4,813)
Net (loss)/profit	2,630	$ (23,273)	$ (13,536)
Investment accounted for using equity method	90
V-Click Technology Company Limited
Current assets
Cash and cash equivalents	110
Trade and other receivables	218
Total current assets	328
Current liabilities
Trade and other payables	136
Other liabilities	8
Total current liabilities	144
Net assets	184
Revenue	66
Cost of revenue	(132)
Gross profit	(66)
Operating expenses	(37)
Net (loss)/profit	$ (103)
Ownership interest in associates	49.00%
Investment accounted for using equity method	$ 90